Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2020
Default Root [Abstract]
Critical accounting estimates and judgments
4	Critical accounting estimates and judgments
The preparation of financial statements requires the use of accounting estimates which, by definition, will seldom equal the actual results. Management also needs to exercise judgement in applying the Group’s accounting policies.
Estimates and judgements are continually evaluated. They are based on historical experience and other factors, including expectations of future events that may have a financial impact on the entity and that are believed to be reasonable under the circumstances.

(a)	Consolidation of VIEs
As disclosed in Note 1.2, the Group exercises control over the VIEs and has the right to recognize and receive substantially all the economic benefits through the Contractual Arrangements. The Group considers that it controls the VIEs notwithstanding the fact that it does not hold direct equity interests in the VIEs, as it has power over the financial and operating policies of the VIEs and receive substantially all the economic benefits from the business activities of the VIEs through the Contractual Arrangements. Accordingly, all these VIEs are accounted for as controlled structured entities and their financial statements have also been consolidated by the Company.

(b)	The estimates of the lifespans of durable virtual gifts
Users purchase certain durable virtual gifts on the Group’s online karaoke and live streaming platforms and the relevant revenue is recognized based on the estimated lifespans of the virtual gifts. The estimated lifespans are determined by the management based on the expected service period derived from historical data of user relationship period.

Significant judgements are required in determining the expected user relationship periods, including but not limited to historical users’ activities patterns and churn out rate. The Group has adopted a policy of assessing the estimated lifespans of virtual gifts on a regular basis whenever there is any indication of change in the expected user relationship periods.
Any change in the estimates may result in the revenue being recognized on a different basis from that in prior periods.

(c)	Recoverability of non-financial assets
The Group tests annually whether goodwill has suffered any impairment. Goodwill and other non-financial
assets, mainly including property, plant and equipment,
right-of-use
assets, intangible assets, as well as investments accounted for using equity method are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The recoverable amounts have been determined based on value-in-use
calculations or fair value less costs to sell. These calculations require the use of judgments and estimates.
Management judgment is required in the area of asset impairment particularly in assessing: (i) whether an event has occurred that may indicate that the related asset values may not be recoverable; (ii) whether the carrying value of an asset can be supported by the recoverable amount, being the higher of fair value less costs to sell and net present value of future cash flows which are estimated based upon the continued use of the asset in the business; (iii) the selection of the most appropriate valuation technique, e.g. the market approach, the income approach, as well as a combination of approaches, including the adjusted net asset method; and (iv) the appropriate key assumptions to be applied in preparing cash flow projections including whether these cash flow projections are discounted using an appropriate rate. Changing the assumptions selected by management in assessing impairment, including the revenue growth and margin, terminal growth rates and pre-tax
discount rates assumptions in the cash flow projections, could materially affect the net present value used in the impairment test and as a result affect the Group’s financial condition and results of operations. If there is a significant adverse change in the projected performance and resulting future cash flow projections, it may be necessary to take an impairment charge to income statement.

(d)	Share-based compensation arrangements
The Group measures the cost of equity-settled transactions with employees and non-
employees by reference to the fair value of the equity instruments at the date at which they are granted. The fair value is estimated using a model which requires the determination of the appropriate inputs. The Group has to estimate the expected yearly percentage of grantees that will stay within the Group at the end of vesting periods of the options and awarded shares (the “Expected Retention Rate”) in order to determine the amount of share-based compensation expenses charged to the consolidated income statement. The assumptions and models used for estimating the fair value of share-based payment transactions are disclosed in Note 23.

(e)	Income taxes
The Group is subject to income taxes in numerous jurisdictions. Significant judgement is required in determining the worldwide provision for income taxes. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact current income tax and deferred income tax in the period in which such determination is made.